Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Financial assets:
Trading assets	¥ 4,205,414	¥ 3,140,736
Derivative financial instruments	4,675,358	5,521,617
Financial assets at fair value through profit or loss	1,687,901	1,744,848
Debt investments	25,706,196	26,392,635
Financial liabilities:
Trading liabilities	2,514,424	2,080,826
Derivative financial instruments	4,176,343	4,949,433
Financial liabilities designated at fair value through profit or loss	362,172	239,519
Credit derivatives [member]
Financial assets:
Derivative financial instruments	0
Financial liabilities:
Derivative financial instruments	0
At fair value [member]
Financial assets:
Trading assets	4,205,414	3,140,736
Derivative financial instruments	4,675,358	5,521,617
Financial assets at fair value through profit or loss	1,687,901	1,744,848
Debt investments	25,706,196	26,392,635
Investment securities at fair value through other comprehensive income	30,614,649	30,979,446
Total	41,183,322	41,386,647
Financial liabilities:
Trading liabilities	2,514,424	2,080,826
Derivative financial instruments	4,176,343	4,949,433
Financial liabilities designated at fair value through profit or loss	362,172	239,519
Others	11,913	9,151
Total	7,064,852	7,278,929
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	3,480,522	2,524,621
Derivative financial instruments	132,980	96,719
Financial assets at fair value through profit or loss	558,758	530,909
Debt investments	20,673,487	20,865,703
Investment securities at fair value through other comprehensive income	25,036,759	24,988,950
Total	29,209,019	28,141,199
Financial liabilities:
Trading liabilities	2,449,472	2,011,105
Derivative financial instruments	132,364	101,693
Total	2,581,836	2,112,798
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	724,892	616,115
Derivative financial instruments	4,523,876	5,406,834
Financial assets at fair value through profit or loss	501,376	619,712
Debt investments	5,032,709	5,526,932
Investment securities at fair value through other comprehensive income	5,059,559	5,542,891
Total	10,809,703	12,185,552
Financial liabilities:
Trading liabilities	64,952	69,721
Derivative financial instruments	4,028,759	4,829,645
Financial liabilities designated at fair value through profit or loss	123,136	72,623
Others	8,817	8,047
Total	4,225,664	4,980,036
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	18,502	18,064
Financial assets at fair value through profit or loss	627,767	594,227
Investment securities at fair value through other comprehensive income	518,331	447,605
Total	1,164,600	1,059,896
Financial liabilities:
Derivative financial instruments	15,220	18,095
Financial liabilities designated at fair value through profit or loss	239,036	166,896
Others	3,096	1,104
Total	257,352	186,095
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	3,869,091	2,732,480
Financial assets at fair value through profit or loss	1,651,293	1,667,164
Debt investments	6,414,028	6,534,080
Financial liabilities:
Trading liabilities	2,478,948	2,002,591
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	3,145,300	2,121,065
Financial assets at fair value through profit or loss	555,173	486,073
Debt investments	1,381,319	1,007,148
Financial liabilities:
Trading liabilities	2,423,416	1,951,218
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	723,791	611,415
Financial assets at fair value through profit or loss	500,972	619,641
Debt investments	5,032,709	5,526,932
Financial liabilities:
Trading liabilities	55,532	51,373
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	595,148	561,450
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	336,323	408,256
Financial liabilities:
Trading liabilities	35,476	78,235
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	335,222	403,556
Financial liabilities:
Trading liabilities	26,056	59,887
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	1,101	4,700
Financial liabilities:
Trading liabilities	9,420	18,348
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	36,608	77,684
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	3,585	44,836
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	404	71
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	32,619	32,777
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	2,825,036	3,097,281
Financial liabilities:
Derivative financial instruments	2,413,954	2,649,959
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	79,355	47,289
Financial liabilities:
Derivative financial instruments	51,689	22,165
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,745,497	3,049,703
Financial liabilities:
Derivative financial instruments	2,360,258	2,623,917
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	184	289
Financial liabilities:
Derivative financial instruments	2,007	3,877
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,743,296	2,325,865
Financial liabilities:
Derivative financial instruments	1,636,652	2,175,060
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	3	104
Financial liabilities:
Derivative financial instruments	33	10
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	1,742,821	2,325,254
Financial liabilities:
Derivative financial instruments	1,631,480	2,169,202
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	472	507
Financial liabilities:
Derivative financial instruments	5,139	5,848
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	71,785	66,602
Financial liabilities:
Derivative financial instruments	88,409	90,498
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	52,341	48,283
Financial liabilities:
Derivative financial instruments	79,975	79,008
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	3,188	2,908
Financial liabilities:
Derivative financial instruments	450	3,211
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	16,256	15,411
Financial liabilities:
Derivative financial instruments	7,984	8,279
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	11,371	7,310
Financial liabilities:
Derivative financial instruments	9,618	5,371
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	1,281	1,043
Financial liabilities:
Derivative financial instruments	667	510
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	10,090	6,267
Financial liabilities:
Derivative financial instruments	8,951	4,861
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	23,870	24,559
Financial liabilities:
Derivative financial instruments	27,710	28,545
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	22,280	22,702
Financial liabilities:
Derivative financial instruments	27,620	28,454
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,590	1,857
Financial liabilities:
Derivative financial instruments	90	91
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt investments	13,446,048	14,293,611
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt investments	13,446,048	14,293,611
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt investments	5,846,120	5,564,944
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt investments	5,846,120	5,564,944
At fair value [member] | Investment securities [member]
Financial assets:
Debt investments	4,908,453	4,586,811
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt investments	4,363,272	4,123,247
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt investments	26,850	15,959
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt investments	¥ 518,331	¥ 447,605